Other Operating Gains, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 2	$ 14	$ 1	$ 31